TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Current:
U.S. federal tax	$ 47.0	$ 10.1	$ 26.4
State taxes	0.2	0.6	(0.1)
International taxes	111.0	77.3	92.7
Total	158.2	88.0	119.0
Deferred:
U.S. federal tax	134.8	64.4	6.3
State taxes	(3.7)	(3.0)	0.5
International taxes	18.4	7.0	8.7
Total	149.5	68.4	15.5
Provision for income taxes	$ 307.7	$ 156.4	$ 134.5